[MANAGERS AMG FUNDS LOGO]


            FIRST QUADRANT TAX-MANAGED EQUITY FUND
           ------------------------------------------

                       SEMI-ANNUAL REPORT
                         APRIL 30, 2001

            FIRST QUADRANT TAX-MANAGED EQUITY FUND

                       SEMI-ANNUAL REPORT
                         APRIL 30, 2001
                          (unaudited)

                       TABLE OF CONTENTS

                                                           BEGINS ON PAGE
                                                           --------------
LETTER TO SHAREHOLDERS...........................................     1
SUMMARY OF INDUSTRY WEIGHTINGS AND TOP TEN HOLDINGS..............     3
SCHEDULE OF PORTFOLIO INVESTMENTS................................     4
  Detailed portfolio listings by security type and industry sector, as valued at April 30, 2001
FINANCIAL STATEMENTS:
  STATEMENT OF ASSETS AND LIABILITIES............................     8
  Fund balance sheet, net asset value (NAV) per share
  computation and cumulative ubdistributed amounts
  STATEMENT OF OPERATIONS........................................     9
  Detail of sources of income, Fund expenses, and realized
  and unrealized gains (losses) during the period
  STATEMENT OF CHANGES IN NET ASSETS.............................    10
  Detail of changes in Fund assets for the period
FINANCIAL HIGHLIGHTS.............................................    11
  Net asset value per share, total return, expense ratios,
  turnover ratio and net assets
NOTES TO FINANCIAL STATEMENTS....................................    12
  Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates


LETTER TO SHAREHOLDERS
---------------------------------------------------------------------
Dear Fellow Shareholder:

   It is my pleasure to present to you the first Semi-Annual Report for the First Quadrant Tax-Managed Equity Fund. The latest six months have been among the most difficult for the stock market in more than a decade. The reason, it seems, is that the economy is going through a transition from an extended and, at times, rapid expansion to an outcome that is still quite uncertain. As can be expected, the stocks of companies previously demonstrating rapid growth in revenue and earnings have become quite volatile and have lost a fair amount of value while the markets seek to determine the future prospects for these businesses. This is especially true of companies within the technology and communications sectors as fierce competition has destroyed some of the marginal competitors. Despite these challenges, the Fund has been successful in achieving its goal of outperforming the Russell 3000(R) Index. Since the Fund's commencement of operations, on December 18, 2000, it has returned -1.2% while the Russell 3000 Index has returned -5.1% for the same period.

   Although the business cycle's transition will likely continue along with significant market volatility, the silver lining is that the current environment effectively acts to weed out excess competition and create a healthy foundation from which quality businesses can prosper. It is during these times that skilled portfolio managers can build portfolios that will reward us in the years to come. In addition, the volatility provides opportunities to harvest unrealized losses that can be used to offset current and future realized capital gains. The portfolio remains quite similar to the Russell 3000 Index in sector allocation and characteristics, however, the portfolio managers have been able to manage the taxable gains and position the Fund in order to minimize taxable distributions in the near future. A detailed listing of the portfolio begins on page 4.

   Many mutual funds finished the year with a lower net asset value than they had at the start of the year, yet realized capital gains on individual assets, which created tax obligations for their investors. This presented the investors with the worst of both worlds: a reduced net worth and owing taxes on gains despite a diminished portfolio. The First Quadrant Tax-Managed Equity Fund has delivered no taxable income or capital gains distributions whatsoever to our investors. This means that our investors earned a modest negative return, nearly 4% better than the market, without owing any tax on their investments.

---------------------------------------------------------------------

   I am also pleased to report that the Managers AMG family of Funds has recently grown to four mutual funds. Information, including prospectuses on this or any of the Managers AMG Funds, is available on our internet website, www.managersamg.com. The current and historical net asset values per share of the Funds are available on the site. Also, there are quarterly fact sheets that illustrate the performance of the Funds, the portfolio characteristics, sector allocations and other information about the Funds and its portfolio managers. Any news or other pertinent information, such as expected distributions, will also be posted on the site as it becomes available. We have also recently improved the website to provide investors internet access to account specific information such as share balances and trading histories, as well as the ability to execute transactions.

   Should you have any questions about this report, or to receive a Prospectus for any of the Funds in our family, including fees and expenses, please contact us at 1-800-835-3879, or visit our website at www.managersamg.com. Read the Prospectus carefully before you invest.

   We thank you for your investment in Managers AMG Funds.

Sincerely,
/s/Peter M. Lebovitz
Peter M. Lebovitz
President
Managers AMG Funds

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           FIRST QUADRANT TAX-MANAGED EQUITY FUND
                      APRIL 30, 2001
----------------------------------------------------------------
SUMMARY OF INDUSTRY WEIGHTINGS (unaudited)
----------------------------------------------------------------

                                                   PERCENTAGE OF
            MAJOR SECTORS                           NET ASSETS
            -------------                          -------------
            Financials                                20.6%
            Information Technology                    14.2
            Consumer Discretionary                    13.7
            Industrials                               13.3
            Health Care                               10.9
            Consumer Staples                           6.4
            Utilities                                  6.2
            Telecommunication Services                 5.5
            Materials                                  4.0
            Energy                                     2.6
            Other                                      2.6

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TOP TEN HOLDINGS (unaudited)
----------------------------------------------------------------

                                                   PERCENTAGE OF
            SECURITY NAME                           NET ASSETS
            -------------                          -------------
            Honeywell International, Inc.              5.7%
            Microsoft Corp.                            3.6
            Johnson & Johnson                          2.7
            Intermedia Communications, Inc.            2.6
            Niagara Mohawk Holdings, Inc.              2.5
            Quaker Oats Co., The                       2.3
            International Business Machines Corp.      2.2
            Waste Management, Inc.                     2.1
            FedEx Corp.                                2.0
            Georgia Pacific Corp., Timber Group        2.0

---------------------------------------------------------------
FIRST QUADRANT TAX-MANAGED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
April 30, 2001
---------------------------------------------------------------

                                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 13.7%
99 Cents Only Stores (1)                     150       $    4,347
AOL Time Warner, Inc. (1)                    400           20,200
AT&T Corp., Liberty Media Group (1)          500            8,000
Clear Channel Communications, Inc. (1)       200           11,160
Comcast Corp., Special Class A,
  non-voting shares                          200            8,782
Costco Wholesale Corp. (1)                   200            6,984
COX Communications, Inc. (1)                 100            4,551
eBay, Inc. (1)                               200           10,096
General Motors Corp.                         500           27,405
General Motors Corp., Class H (1)          1,000           21,250
Genesco, Inc. (1)                            200            5,720
Harcourt General, Inc.                       200           10,964
Hilton Hotels, Corp.                         700            7,735
Home Depot, Inc.                             400           18,840
IHOP Corp. (1)                               100            2,070
Knight Ridder, Inc.                          100            5,415
Lowe's Companies, Inc.                       200           12,600
Marriott International, Inc.                 500           22,940
Neiman-Marcus Group, Inc. (1)                200            6,500
News Corp., Ltd.,
   Preferred Sponsored ADR                   193            6,280
Starwood Hotels & Resorts
   Worldwide, Inc.                           200            7,218
Target Corp.                                 300           11,535
Tricon Global Restaurants, Inc. (1)          500           22,410
VICORP Restaurants, Inc. (1)                 100            2,531
Wal-Mart Stores, Inc.                        200           10,348
Walt Disney Co., The                         400           12,100
Wyndham International, Inc.                2,000            3,920
                                                     ------------
   TOTAL CONSUMER DISCRETIONARY                           291,901
                                                     ------------

CONSUMER STAPLES - 6.4%
CVS Corp.                                    200           11,790
Fleming Companies, Inc.                      400           11,800
Philip Morris Companies, Inc.                500           25,055
Procter & Gamble Co., The                    400           24,020
Quaker Oats Co., The                         500           48,500
Ralcorp Holdings, Inc. (1)                   400            6,680
Walgreen Co.                                 200            8,556
                                                     ------------
   TOTAL CONSUMER STAPLES                                 136,401
                                                     ------------
ENERGY - 2.6%
Chesapeake Energy Corp. (1)                  200            1,660
Noble Drilling Corp. (1)                     500           24,250
Pioneer Natural Resources Co. (1)            400            7,644
Texaco, Inc.                                 300           21,684
                                                     ------------
   TOTAL ENERGY                                            55,238
                                                     ------------
FINANCIALS - 20.6%
Aflac, Inc.                                  200            6,360
AG Edwards, Inc.                             200            8,134
Alleghany Corp. (1)                          102           20,451
American Express Co.                         200            8,488
American General Corp.                       800           34,888

The accompanying notes are an integral part of these financial statements.

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FIRST QUADRANT TAX-MANAGED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
----------------------------------------------------------------

                                            SHARES         VALUE
----------------------------------------------------------------
FINANCIALS (continued)
American International Group, Inc.           400       $   32,720
Bank One Corp.                               100            3,777
Bay View Capital Corp.                       500            2,590
Brascan Corp.                                300            4,755
Catellus Development Corp. (1)               500            8,125
Federal National Mortgage Association        400           32,104
FleetBoston Financial Corp.                  400           15,348
Forest City Enterprises, Inc.                500           22,200
Franklin Resources, Inc.                     555           24,221
Freddie Mac                                  200           13,160
Golden West Financial Corp.                  100            5,870
Heller Financial, Inc.                       100            3,191
Host Marriott Corp.                        1,000           12,890
Household International, Inc.                100            6,402
Leucadia National Corp.                      100            3,205
M&T Bank Corp.                               100            7,155
Macerich Co., The                            100            2,250
Marshall & Ilsley Corp.                      100            5,046
Merrill Lynch & Co., Inc.                    400           24,680
MONY Group, Inc., The                        100            3,516
Newhall Land & Farming Co.                   400            9,924
Northern Trust Corp.                         400           26,016
PNC Bank Corp.                               600           39,042
Prime Group Realty Trust                     100            1,380
Providian Financial Corp.                    300           15,990
SEI Investments Co.                          200            8,022
State Street Corp.                           200           20,756
Trizec Hahn Corp.                            400            6,200
                                                     ------------
   TOTAL FINANCIALS                                       438,856
                                                     ------------
HEALTH CARE - 10.9%
Abbott Laboratories                          200            9,276
Baxter International, Inc.                   200           18,230
Bristol-Myers Squibb Co.                     400           22,400
Cardinal Health, Inc.                        150           10,110
Cigna Corp.                                  200           21,340
Community Health Systems, Inc. (1)           200            5,708
Cytyc Corp. (1)                              200            4,710
Diversa Corp. (1)                            200            3,390
Eli Lilly and Co.                            200           17,000
Genzyme Corp. (1)                            100           10,898
HEALTHSOUTH Corp. (1)                        200            2,810
Humana, Inc. (1)                             300            2,964
IDEC Pharmaceuticals Corp. (1)               100            4,920
Immunex Corp. (1)                            200            3,052
Johnson & Johnson                            600           57,888
Pharmacia Corp.                              200           10,452
Respironics, Inc. (1)                        100            3,160
Schering-Plough Corp.                        200            7,708
Scott Technologies, Inc. (1)                 100            2,350
SICOR, Inc. (1)                              100            1,490
Tenet Healthcare Corp. (1)                   100            4,464
UnitedHealth Group, Inc.                     100            6,548
                                                     ------------
   TOTAL HEALTH CARE                                      230,868
                                                     ------------

The accompanying notes are an integral part of these financial statements.

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FIRST QUADRANT TAX-MANAGED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
----------------------------------------------------------------

                                            SHARES         VALUE
----------------------------------------------------------------
INDUSTRIALS - 13.3%
Allied Waste Industries, Inc. (1)            400       $    6,368
Burlington Northern Santa Fe Corp.           300            8,820
Cintas Corp.                                 500           21,905
FedEx Corp. (1)                            1,000           42,070
First Data Corp.                             200           13,488
Genlyte Group, Inc. (1)                      100            2,790
Honeywell International, Inc.              2,500          122,200
Newport News Shipbuilding                    100            6,465
Thomas Industries, Inc.                      100            2,611
USG Corp.                                    500            5,435
Waste Management, Inc.                     1,800           43,938
Wisconsin Central Transport Corp. (1)        400            6,416
                                                     ------------
   TOTAL INDUSTRIALS                                      282,506
                                                     ------------
INFORMATION TECHNOLOGY - 14.2%
Applied Materials, Inc. (1)                  400           21,836
Cisco Systems, Inc. (1)                    1,300           22,074
Compaq Computer Corp.                        500            8,750
Dell Computer Corp. (1)                      500           13,115
Electronic Arts, Inc. (1)                    200           11,322
EMC Corp. (1)                                200            7,920
Intel Corp.                                  800           24,728
International Business Machines Corp.        400           46,056
Investment Technology Group, Inc. (1)        200            9,750
JDS Uniphase Corp. (1)                       200            4,280
LSI Logic Corp. (1)                          200            4,094
Micron Technology, Inc. (1)                  100            4,538
Microsoft Corp. (1)                        1,140           77,224
Motorola, Inc.                               200            3,110
Oracle Corp. (1)                             400            6,460
Sun Microsystems, Inc. (1)                   400            6,848
Texas Instruments, Inc.                      200            7,740
VeriSign, Inc. (1)                           200           10,262
VERITAS Software Corp. (1)                   200           11,924
                                                     ------------
   TOTAL INFORMATION TECHNOLOGY                           302,031
                                                     ------------

MATERIALS - 4.0%
Alcoa Inc.                                   200            8,280
Deltic Timber Corp.                          100            2,276
Dow Chemical Co.                             322           10,778
Georgia Pacific Corp., Timber Group        1,400           41,454
Rayonier, Inc.                               200            8,770
Texas Industries, Inc.                       300            9,210
Ucar International, Inc. (1)                 300            3,582
                                                     ------------
   TOTAL MATERIALS                                         84,350
                                                     ------------

TELECOMMUNICATION SERVICES - 5.5%
AT&T Corp.                                 1,600           35,648
Global Crossing, Ltd. (1)                    100            1,253
Intermedia Communications, Inc.            3,400           55,080
Level 3 Communications, Inc. (1)             200            2,844
Telephone & Data Systems, Inc.               100           10,500

The accompanying notes are an integral part of these financial statements.

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FIRST QUADRANT TAX-MANAGED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
----------------------------------------------------------------

                                            SHARES         VALUE
----------------------------------------------------------------
TELECOMMUNICATION SERVICES (continued)
Verizon Communications                       200       $   11,014
Williams Communications Group, Inc. (1)      164              743
                                                     ------------
   TOTAL TELECOMMUNICATION SERVICES                       117,082
                                                     ------------

UTILITIES - 6.2%
American Electric Power, Inc.                100            4,934
Conectiv, Inc.                               400            8,920
Dominion Resources, Inc.                     100            6,849
Duke Power Co.                               100            4,676
Energy East Corp.                            400            8,060
Exelon Corp.                                 200           13,810
GPU, Inc.                                    500           16,655
Niagara Mohawk Holdings, Inc. (1)          3,200           53,792
PPL Corp.                                    100            5,500
Williams Cos., Inc., The                     200            8,433
                                                     ------------
   TOTAL UTILITIES                                        131,629
                                                     ------------

TOTAL COMMON STOCKS
 (cost $1,897,802)                                      2,070,862
                                                     ------------

OTHER INVESTMENT COMPANIES - 1.7%
J.P. Morgan Institutional
  Prime Money Market Fund, 4.480% (2)
  (cost $35,684)                         35,684           35,684
                                                    ------------

TOTAL INVESTMENTS - 99.1%
  (cost $1,933,486)                                    2,106,546
OTHER ASSETS, LESS LIABILITIES - 0.9%                     19,114
                                                    ------------
NET ASSETS - 100.0%                                   $2,125,660
                                                    ============

[FN]
Note:Based on the cost of investments of $1,933,486 for Federal income tax purposes at April 30, 2001, the aggregate gross unrealized appreciation and depreciation were $193,927 and $20,867, respectively, resulting in net unrealized appreciation of investments of $173,060.
 (1) Non-income-producing securities.
 (2) Yield shown for this investment company represents the April 30, 2001, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

INVESTMENT ABBREVIATIONS:
ADR: ADR after the name of a holding stands for American Depositary
     Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR's are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

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FIRST QUADRANT TAX-MANAGED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
April 30, 2001
----------------------------------------------------------------

ASSETS:
  Investments at value                          $2,106,546
  Receivable for investments sold                   21,818
  Dividends, interest and other receivables            555
  Due from investment manager                       29,835
  Prepaid expenses                                   8,574
                                              ------------
    Total assets                                 2,167,328
                                              ------------
LIABILITIES:
  Payable for investments purchased                 26,631
  Accrued expenses                                  15,037
                                              ------------
    Total liabilities                               41,668
                                              ------------
NET ASSETS                                      $2,125,660
                                              ============

Shares outstanding                                 215,157
                                              ============
Net asset value, offering and redemption
  price per share                                    $9.88
                                              ============
NET ASSETS REPRESENT:
  Paid-in capital                               $2,161,787
  Undistributed net investment income
    (loss)                                            (136)
  Accumulated net realized loss
    from investments                              (209,051)
  Net unrealized appreciation of
    investments                                    173,060
                                              ------------
NET ASSETS                                      $2,125,660
                                              ============

  Investments at cost                           $1,933,486
                                              ============

The accompanying notes are an integral part of these financial statements.

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FIRST QUADRANT TAX-MANAGED EQUITY FUND
STATEMENT OF OPERATIONS (unaudited)
For the period from December 18, 2000* to April 30, 2001
----------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                                 $ 1,068
  Dividend income                                   5,607
                                             ------------
    Total investment income                         6,675
                                             ------------
EXPENSES:
  Investment advisory and management fees           5,789
  Custodian                                        14,908
  Registration fees                                 8,851
  Professional fees                                 6,512
  Transfer agent                                    6,190
  Trustees Fees                                        59
  Miscellaneous                                     1,272
                                             ------------
    Total expenses before expense offsets          43,581
  Less: Expense reimbursement                     (35,624)
        Expense reduction                          (1,146)
                                             ------------
  Net expenses                                      6,811
                                             ------------
    Net investment income (loss)                     (136)
                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments               (209,051)
  Net unrealized appreciation
    of investments                                173,060
                                             ------------
  Net realized and unrealized loss                (35,991)
                                             ------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                     $(36,127)
                                            ============
*Commencement of operations

The accompanying notes are an integral part of these financial statements.

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FIRST QUADRANT TAX-MANAGED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
For the period from December 18, 2000* to April 30, 2001
----------------------------------------------------------------

                                                APRIL 30, 2001
                                                --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss)                 $      (136)
  Net realized loss on investments                (209,051)
  Net unrealized appreciation of investments       173,060
                                              ------------
    Net decrease in net assets
      resulting from operations                    (36,127)
                                              ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                   2,202,511
  Cost of shares repurchased                       (40,724)
                                              ------------
    Net increase from capital share
      transactions                               2,161,787
                                              ------------
      Total increase in net assets               2,125,660
                                              ------------
NET ASSETS:
  Beginning of period                              -
                                              ------------
  End of period                               $  2,125,660
                                              ============
End of period undistributed
  net investment income (loss)                $       (136)
                                              ============
----------------------------------------------------------------
SHARE TRANSACTIONS:
  Sale of shares                                  219,221
  Shares repurchased                               (4,064)
                                             ------------
    Net increase in shares                        215,157
                                             ============
*Commencement of operations

The accompanying notes are an integral part of these financial statements.

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FIRST QUADRANT TAX-MANAGED EQUITY FUND
FINANCIAL HIGHLIGHTS (unaudited)
For a share of capital stock outstanding throughout the period
----------------------------------------------------------------

                                           FOR THE PERIOD FROM DECEMBER
                                           18, 2000* TO APRIL 30, 2001
                                           -----------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $10.00
                                              ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.00)(a)
  Net realized and unrealized loss
    on investments                                   (0.12)
                                              ------------

    Total from investment operations                 (0.12)
                                              ------------

NET ASSET VALUE, END OF PERIOD                      $ 9.88
                                              ============
----------------------------------------------------------------
Total Return (b)                                     (1.20)%(c)
================================================================
Ratio of net expenses to average net assets           1.00% (d)
Ratio of net investment income (loss)
  to average net assets                              (0.02)% (d)
Portfolio turnover                                      82% (c)
Net assets at end of period (000's omitted)         $2,126
================================================================
Ratios absent expense offsets (e):
----------------------------------
Ratio of total expenses to average net assets         6.40% (d)
Ratio of net investment income (loss)
  to average net assets                              (5.42)%(d)
================================================================

*Commencement of operations
[FN]
(a)  Less than (0.01)
(b) Total return would have been less absent the expense offsets.
(c)  Not annualized
(d)  Annualized
(e)  Ratio information assuming no reduction of Fund expenses.
     (See Notes to Financial Statements.)

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FIRST QUADRANT TAX-MANAGED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
April 30, 2001
---------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of four investment series, one of which, First Quadrant Tax-Managed Equity Fund (the "Fund"), is included in this report.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)  VALUATION OF INVESTMENTS
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b)  SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)  INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest

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NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------

income is recorded on the accrual basis and includes amortization of discounts and premiums. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders. The Fund has a "balance credit" agreement with the custodian bank whereby the Fund is credited with an interest factor equal to 75% of the nightly Fed Funds Rate for account balances left uninvested overnight. This credit serves to reduce the custody expense that would otherwise be charged to the Fund.
From December 18, 2000 (commencement of operations) to April
30, 2001, the custody expense was reduced, under this agreement, by $1,146.

(d)  DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes.
Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)  FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter
M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f)  CAPITAL STOCK
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2001, four unaffiliated shareholders held 78% of the outstanding shares of the Fund. Each shareholder individually held greater than 10% of the outstanding shares of the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)
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(g)  REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2)  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by First Quadrant, L.P. ("First Quadrant"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and First Quadrant with respect to the Fund. AMG indirectly owns a majority interest in First Quadrant. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

The Fund is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, for a period of not less than eighteen (18) months, beginning on November 14, 2000 (the Fund's effective date), to reimburse the Fund to the extent total operating expenses of the Fund exceed 1.00% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the

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NOTES TO FINANCIAL STATEMENTS (continued)
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Fund's total operating expenses in any such future year to exceed
1.00% of the Fund's average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, First
Quadrant from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. From December 18, 2000 (commencement of operations) to April 30, 2001, the Investment Manager reimbursed the Fund $35,624.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $4,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

The Fund has entered into a distribution agreement with MDI, to act as distributor of the Fund. The Fund has adopted a distribution plan to pay for the marketing of the Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees may authorize payments to MDI at an annual rate of up to 0.25% of the Fund's average daily net assets. The Trustees have not authorized the payment of any fees to date.

(3)  PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, from December 18, 2000 (commencement of operations) to April 30, 2001, were $3,381,694 and $1,274,841, respectively.
There were no purchases or sales of U.S. Government securities.

(4)  PORTFOLIO SECURITIES LOANED
The Fund may participate in a securities lending program providing for the lending of equity, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

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[MANAGERS AMG FUNDS LOGO]

INVESTMENT MANAGER
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISOR
First Quadrant, L.P.
800 E. Colorado Boulevard, Suite 900
Pasadena, California 91101

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Eric Rakowski

*Interested Person

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompaniedby an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., a NASD member.

           WWW.MANAGERSAMG.COM

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